Tax On Profit On Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Summary of analysis of charge/(credit) in the year
Analysis of charge / (credit) in the year

	2024 £’000	2023 £’000	2022 £’000
U.K. corporation tax based on the results for the year ended 30 June 2024 at 25.0% (2023 : 20.5%, 2022: 19%)	£(1,667)	£8,141	£7,970
Overseas tax	12,746	16,120	11,859
Adjustment in respect of prior periods	(2,878)	4,895	751
Current Tax	8,201	29,156	20,580
Deferred Tax	1,657	(9,156)	(1,294)
Total tax	£9,858	£20,000	£19,286

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2024		2023		2022
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£26,980		£114,163		£102,379
Profit on ordinary activities at U.K. statutory rate	6,745	25.0	23,403	20.5	19,452	19.0
Differences in overseas tax rates	(5,094)	(18.9)	(267)	(0.2)	(2,467)	(2.4)
Impact of share-based compensation	4,182	15.5	1,390	1.2	1,223	1.2
Non taxable fair value movement on financial liabilities	(2,338)	(8.7)	(2,430)	(2.1)	—	—
Tax incentives and non deductible items	(663)	(2.5)	(867)	(0.8)	(1,359)	(1.3)
Adjustments related to prior periods	2,760	10.2	(354)	(0.3)	(502)	(0.5)
Tax on unremitted earnings/withholding tax on dividends	2,373	8.8	1,209	1.1	2,876	2.8
Impact of rate change on deferred tax	1,893	7.0	(2,084)	(1.8)	63	0.1
Total	£9,858	36.5%	£20,000	17.5%	£19,286	18.8%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity

	2024 £’000	2023 £’000	2022 £’000
Deferred tax - share-based compensation	£368	£3,919	£5,101
Current tax - share-based compensation	(311)	(2,318)	(8,290)
Total charge/ (credit) to equity	£57	£1,601	£(3,189)